Schedule I-Summary of Investments Other-Than-Investments in Related Parties	12 Months Ended
Dec. 31, 2015
Summary of Investments, Other than Investments in Related Parties [Abstract]
Summary of Investments Other-Than-Investments in Related Parties
Schedule I — Summary of Investments
Other-Than-Investments in Related Parties

	Cost or Amortized Cost	Fair Value	Amount at which shown in balance sheet
	(in thousands)
Fixed maturity securities:
United States Government and government agencies and authorities	$646	$813	$813
States, municipalities and political subdivisions	24,128	25,674	25,674
Foreign governments	255	369	369
Commercial mortgage-backed	385	391	391
Residential mortgage-backed	6,356	7,272	7,272
Corporate	45,323	51,229	51,229
Total fixed maturity securities	77,093	85,748	85,748
Equity securities:
Non-redeemable preferred stocks	6,932	7,419	7,419
Commercial mortgage loans on real estate, at amortized cost	15,311	16,217	15,311
Policy loans	244	244	244
Short-term investments	10,498	10,498	10,498
Total investments	$110,078	$120,126	$119,220